Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000.00
Previously Paid Amount	27.62
Total Fee Amount	27.62
Total Offset Amount	0.00
Net Fee	$ 0.00